Business combinations - Schedule of Consideration Transferred (Detail)	12 Months Ended
	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2020 $ / shares	Nov. 05, 2020	Oct. 01, 2020	Sep. 01, 2020	May 29, 2020	Apr. 30, 2020	Apr. 15, 2020 BRL (R$)	Jun. 18, 2018 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	R$ 275,970,000
Shares of the Company issued to selling shareholders	34,961,000
Cash consideration to be paid to the selling shareholders after 2020	26,136,000
Non-controlling interest in acquiree	61,720,000
Fair value of previously held equity interest in the acquiree	8,100,000
Call option in the acquiree	(10,891,000)
Contingent consideration	261,244,000
Total	657,240,000
Linked
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	3,800,000
Shares of the Company issued to selling shareholders	0								R$ 2,366,000
Cash consideration to be paid to the selling shareholders after 2020	0
Non-controlling interest in acquiree	2,356,000
Fair value of previously held equity interest in the acquiree	8,100,000							R$ 8,184,000
Call option in the acquiree	0
Contingent consideration	0
Total	14,256,000
Gain for difference between previously held interest	R$ 2,992,000
Percentage of equity interest	48.56%							58.10%	27.06%
Acquisition-Date Carrying Value Of Equity Interest In Acquiree Held By Acquirer Immediately Before Acquisition Date	R$ 5,192,000
Mvarandas
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	18,700,000
Shares of the Company issued to selling shareholders	0
Cash consideration to be paid to the selling shareholders after 2020	1,495,000
Non-controlling interest in acquiree	0
Fair value of previously held equity interest in the acquiree	0
Call option in the acquiree	0
Contingent consideration	10,197,000
Total	30,392,000
Percentage of equity interest							100.00%
Mvarandas | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration, recognised amount limit	16,300,000
Vitta Group
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	40,022,000
Shares of the Company issued to selling shareholders	34,961,000
Cash consideration to be paid to the selling shareholders after 2020	0
Non-controlling interest in acquiree	0
Fair value of previously held equity interest in the acquiree	0
Call option in the acquiree	0
Contingent consideration	226,227,000
Total	R$ 301,210,000
Number of shares issued (in shares) | shares	203,378
Percentage of equity interest	100.00%					100.00%
Exercise price of outstanding share options (in Brazilien reais per share) | (per share)	R$ 171.91	$ 31.68
MLabs
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	R$ 37,371,000
Shares of the Company issued to selling shareholders	0
Cash consideration to be paid to the selling shareholders after 2020	15,110,000
Non-controlling interest in acquiree	13,031,000
Fair value of previously held equity interest in the acquiree	0
Call option in the acquiree	0
Contingent consideration	4,124,000
Total	69,636,000
Percentage of equity interest					51.50%
MLabs | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration, recognised amount limit	11,741,000
Questor
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	46,296,000
Shares of the Company issued to selling shareholders	0
Cash consideration to be paid to the selling shareholders after 2020	3,031,000
Non-controlling interest in acquiree	16,219,000
Fair value of previously held equity interest in the acquiree	0
Call option in the acquiree	(10,891,000)
Contingent consideration	3,670,000
Total	58,325,000
Percentage of equity interest				50.00%
Sponte
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	56,500,000
Shares of the Company issued to selling shareholders	0
Cash consideration to be paid to the selling shareholders after 2020	6,500,000
Non-controlling interest in acquiree	527,000
Fair value of previously held equity interest in the acquiree	0
Call option in the acquiree	0
Contingent consideration	17,026,000
Total	80,553,000
Percentage of equity interest			90.00%
Sponte | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration, recognised amount limit	31,500,000
Creditinfo Caribbean
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders in 2020	73,281,000
Shares of the Company issued to selling shareholders	0
Cash consideration to be paid to the selling shareholders after 2020	0
Non-controlling interest in acquiree	29,587,000
Fair value of previously held equity interest in the acquiree	0
Call option in the acquiree	0
Contingent consideration	0
Total	R$ 102,868,000
Percentage of equity interest			53.05%